Long-Term Notes Receivable, Government Bonds And Other Assets - Summary of Balance of Government Bonds (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2020 MXN ($)
Government Bonds [Member]
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Expected credit losses	$ 17,581